Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Loans, allowance for loan losses	$ 4,735	$ 3,755
Common stock, par value	$ 0.20	$ 0.20
Common stock, shares authorized	22,500,000	22,500,000
Common stock, shares issued	5,587,070	5,578,131
Common stock, shares outstanding	5,587,070	5,578,131
Accumulated other comprehensive loss, tax benefits	$ 1,376	$ 262